AIG Consumer Insurance 21650 Oxnard Street Suite 750 Woodland Hills, CA 91367 Helena Lee Assistant General Counsel Legal Department T + 1 310 772 6259 F +1 310 772 6569 helena.lee@aig.com	July 28, 2017
VIA EDGAR & E-MAIL Ms. Katie Sabo U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:      The Variable Annuity Life Insurance Company Separate Account A (“Registrant”)

           The Variable Annuity Life Insurance Company (“Depositor”)

           Polaris Platinum Elite Variable Annuity

           Post-Effective Amendment No. 10 and Amendment No. 244 on Form N-4

           File Numbers: 333-201800 and 811-03240

Dear Ms. Sabo:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 10 and Amendment No. 244 under the 1933 Act and the 1940 Act (the “Amendments”), respectively, to the Registration Statement on Form N-4.

The purpose of filing this 485(a) filing is to change the Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily living benefit fee rates. This filing will also change the formula that is used to calculate the adjustments to the living benefit fee rates, within declared minimum and maximum rates, subsequent to the initial annual fee. These changes are for prospectively issued contracts for the variable annuity product.

We have filed the living benefit fee rates and the calculation formula as variables in brackets for purposes of the 485(a) filing. Both the living benefit fee rates and formula used to calculate adjustments to the fee rates will be filed in a subsequent Post-Effective Amendment 485(a) filing prior to the automatic effective date of this 485(a) Post-Effective Amendment filing along with an Acceleration request to the Staff.

Registrant does not intend for this Post-Effective Amendment No. 10 and Amendment No. 244 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective prospectus, Statement of Additional Information or supplements thereto.

Registrant respectfully requests selective review of this filing. Registrant bases its request for selective review on the following:

(i)     The Staff recently reviewed and commented upon a filing by Registrant that contained  similar disclosure to that contained herein;

(ii)    The relevant disclosure is contained in Post-Effective Amendment No.9 and Amendment  No. 236, under Rule 485(a) pursuant to the 1933 Act and 1940 Act, filed on April 26, 2017,  File Nos.: 333-201800 and 811-03240 (“Previous Filing”). That amendment became  effective on May 1, 2017.

(iii) There are no material changes between this 485(a) Filing and the Previous Filing.

We have removed all financial statements and references to Independent Auditors from this filing and therefore, make this filing without including an Auditor’s consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor’s consent after the subsequent Post-Effective Amendment 485(a) filing.

The Amendments will automatically become effective on September 26, 2017. We kindly request that the Staff provides comments no later than September 15, 2017. We would then have sufficient time to work with the Staff to address any comments, file a 485(b) amendment reflecting those comments and obtain relief pursuant to Rule 485(b)(1)(vii). We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information concerning the Registration Statement, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee